Fees Summary	Jan. 02, 2026 USD ($)
Fees Summary [Line Items]
Narrative Disclosure	The maximum aggregate offering price of the securities to which the prospectus relates is $7,149,730.00. The prospectus is a final prospectus for the related offering.
Narrative - Max Aggregate Offering Price	$ 7,149,730
Final Prospectus	true